Warrants Liability (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Warrants liability

	June 30,
	2024	2023
	(In thousands of US Dollars)
Warrants liability	3,670	—
	3,670	—